Shareholder Report, Holdings (Details) - CoreValues Alpha Greater China Growth ETF	Sep. 30, 2024
Xiaomi Corp. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
BYD Co. Ltd. - Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PDD Holdings, Inc. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
JD.com, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Pop Mart International Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Luckin Coffee, Inc. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Trip.com Group Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Full Truck Alliance Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%